Income and Expenses - Summary of Revenues from Contracts with Customers (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 193,257	₱ 181,004	₱ 169,187
Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	185,751	173,634	161,355
Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	7,506	7,370	7,832
Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	185,751	173,634	161,355
Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	7,506	7,370	7,832
Elimination of intersegment amounts [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(30,425)	(21,946)	(17,125)
Elimination of intersegment amounts [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(30,417)	(21,946)	(17,125)
Elimination of intersegment amounts [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(8)
Elimination of intersegment amounts [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(30,417)	(21,946)	(17,125)
Elimination of intersegment amounts [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(8)
Wireless [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	106,619	104,211	96,906
Wireless [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	99,639	98,170	90,661
Wireless [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	6,980	6,041	6,245
Wireless [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	99,639	98,170	90,661
Wireless [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	6,980	6,041	6,245
Fixed Line [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	117,063	98,739	89,406
Fixed Line [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	116,529	97,410	87,819
Fixed Line [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	534	1,329	1,587
Fixed Line [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	116,529	97,410	87,819
Fixed Line [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 534	₱ 1,329	₱ 1,587